Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income foreign currency adjustments	Total
Balance, Value at Mar. 31, 2018	$ 17	$ (2,409)	$ 22,474	$ (6,029)	$ 3,036	$ 17,089
Balance, Shares at Mar. 31, 2018	5,543,639	748,017	748,017
Net income (loss)				(463)		(463)
Shares repurchased		$ (364)				(364)
Shares repurchased, shares		124,849
Foreign exchange translation adjustment					(1,113)	(1,113)
Balance, Value at Mar. 31, 2019	$ 17	$ (2,773)	22,474	(6,492)	1,923	15,149
Balance, Shares at Mar. 31, 2019	5,543,639	872,866
Net income (loss)				398		398
Shares repurchased		$ (119)				(119)
Shares repurchased, shares		48,873
Options exercised, value			321			321
Options exercised, shares	284,566
Foreign exchange translation adjustment					(985)	(985)
Balance, Value at Mar. 31, 2020	$ 17	$ (2,892)	22,795	(6,094)	938	14,764
Balance, Shares at Mar. 31, 2020	5,828,205	921,739
Net income (loss)				1,771		1,771
Shares repurchased		$ (190)				(190)
Shares repurchased, shares		49,279
Foreign exchange translation adjustment					1,051	1,051
Balance, Value at Mar. 31, 2021	$ 17	$ (3,082)	$ 22,795	$ (4,323)	$ 1,989	$ 17,396
Balance, Shares at Mar. 31, 2021	5,828,205	971,018